Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 335,774	$ 450,285
Restricted cash, current (Notes 7 and 12)	12,575	20,965
Treasury bills	35,226	0
Trade accounts receivable, net	93,432	81,061
Inventories (Note 4)	97,663	75,077
Due from managers	18	9,422
Due from related parties (Note 3)	1,153	242
Prepaid expenses and other receivables	23,536	28,659
Derivatives, current asset portion (Note 12)	17,869	1,996
Other current assets (Note 13)	14,296	15,217
Total Current Assets	631,542	682,924
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,949,457	3,013,038
Total Fixed Assets	2,949,457	3,013,038
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,557	1,567
Restricted cash, non-current (Notes 7 and 12)	2,021	2,021
Operating leases, right-of-use assets (Note 2)	42,844	48,256
Derivatives, non-current asset portion (Note 12)	12,383	6,913
TOTAL ASSETS	3,639,804	3,754,719
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 7)	161,246	156,701
Lease financing short term (Note 6)	29,805	50,434
Accounts payable	33,101	21,837
Due to managers	15,418	3,885
Due to related parties (Note 3)	3,184	1,426
Accrued liabilities	33,866	30,810
Derivatives, current liability portion (Note 12)	0	743
Deferred revenue	28,252	24,960
Total Current Liabilities	304,872	290,796
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $10,853 and $9,591, as of December 31, 2021 and June 30, 2022, respectively (Note 7)	940,167	932,554
Lease financing long term, net of unamortized lease issuance costs of $5,318 and $3,558, as of December 31, 2021 and June 30, 2022, respectively (Note 6)	246,180	402,039
Operating lease liabilities (Note 2)	42,844	48,256
Other non-current liabilities	735	1,056
TOTAL LIABILITIES	1,534,798	1,674,701
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2021 and June 30, 2022, respectively (Note 8)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 102,294,758 shares issued and outstanding as of December 31, 2021; 102,688,378 shares issued and outstanding as of June 30, 2022 (Note 8)	1,027	1,023
Additional paid in capital	2,629,164	2,618,319
Accumulated other comprehensive income/(loss)	25,580	6,933
Accumulated deficit	(550,765)	(546,257)
Total Shareholders' Equity	2,105,006	2,080,018
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,639,804	$ 3,754,719